Schedule of other income (expenses), net (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
PIS and COFINS credits - exclusion of ICMS from the calculation basis
IfrsStatementLineItems [Line Items]
Other income (expenses), net	R$ 1,031,099	R$ 199,826
Fixed Assets Disposal Results [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	39,719	(3,941)
Fine on supply contract of raw material, net
IfrsStatementLineItems [Line Items]
Other income (expenses), net	33,796	282,560
Tax Credits Recovery [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	22,100	194,933
Other Incomes [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	108,996	143,496
Other Income 1 [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	1,235,710	816,874
Provision For Repairing Environmental Damages [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(557,378)	(45,763)
Fine On Sales Contracts [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(120,547)
Allowance for judicial and labor claims
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(80,893)	(29,924)
Expenses With Plant Maintenance [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(24,689)	(67,296)
Provision For Damages Alagoas [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(835,332)	(5,143,395)
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	(131,711)	(93,862)
Total Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Other income (expenses), net	R$ (1,750,550)	R$ (5,380,240)